Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and equipment

Property and equipment, which includes software purchased or developed for internal use, is composed of the following:

	As of September 30,	As of December 31,
(in thousands)	2020	2019
Computer software	$2,043	$1,788
Computer equipment	7,660	6,816
Furniture and fixtures	2,380	2,198
Leasehold improvements	7,935	7,834

	20,018	18,636
Less: accumulated depreciation and amortization	(12,776)	(10,395)

Property and equipment, net	$7,242	$8,241

Depreciation expense on property and equipment was $2.4 million and $1.8 million for the nine months ended September 30, 2020 and 2019, respectively and $0.7 million and $0.6 million for the three months ended September 30, 2020 and 2019, respectively.

5. Property and equipment

Property and equipment, which includes software purchased or developed for internal use, is composed of the following:

	As of December 31,
(in thousands)	2019	2018
Computer software	$1,788	$1,193
Computer equipment	6,816	5,309
Furniture and fixtures	2,198	1,549
Leasehold improvements	7,834	5,235

	18,636	13,286
Less: accumulated depreciation and amortization	(10,395)	(8,055)

Property and equipment, net	$8,241	$5,231

Depreciation expense on property and equipment was $2.6 million and $1.8 million during 2019 and 2018, respectively.